Financial instruments - valuation - hierarchy of assets (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Level 1
Fair value of assets
Assets	£ 67,686	£ 62,135
Level 1 | Securities
Fair value of assets
Assets	24,247	22,003
Level 1 | Derivatives
Fair value of assets
Assets	5
Level 1 | Securities
Fair value of assets
Assets	43,434	40,132
Level 2
Fair value of assets
Assets	212,934	190,748
Level 2 | Loans
Fair value of assets
Assets	51,616	44,983
Level 2 | Securities
Fair value of assets
Assets	8,885	7,312
Level 2 | Derivatives
Fair value of assets
Assets	143,994	131,513
Level 2 | Loans
Fair value of assets
Assets	425	768
Level 2 | Securities
Fair value of assets
Assets	8,014	6,172
Level 3
Fair value of assets
Assets	2,718	3,300
Level 3 | Loans
Fair value of assets
Assets	274	120
Level 3 | Securities
Fair value of assets
Assets	342	701
Level 3 | Derivatives
Fair value of assets
Assets	1,595	1,836
Level 3 | Loans
Fair value of assets
Assets	63	136
Level 3 | Securities
Fair value of assets
Assets	444	507
Recurring | Level 3
Fair value of assets
Assets	2,718	3,300	£ 3,129	£ 3,222
Recurring | Level 3 | Loans
Fair value of assets
Assets	274	120
Recurring | Level 3 | Securities
Fair value of assets
Assets	342	701
Recurring | Level 3 | Loans
Fair value of assets
Assets	63	136
Recurring | Level 3 | Securities
Fair value of assets
Assets	£ 444	£ 507